VEDDER PRICE

                                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                        222 NORTH LASALLE STREET
                                        CHICAGO, ILLINOIS  60601-1003
                                        312-609-7500
                                        FACSIMILE:  312-609-5005

               A PARTNERSHIP INCLUDING VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C. WITH OFFICES IN CHICAGO AND NEW YORK CITY

                                        May 8, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      HORACE MANN MUTUAL FUNDS
                  FILE NOS.  333-15881 AND 811-07917

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 2000 and Statement of Additional Information dated May 1, 2000 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                         Very truly yours,



                                        /s/Mark L. Winget
                                        -----------------------
                                        Mark L. Winget

MLW/JMD